Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.6%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.093%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$ 973,673
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.094%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	953,427
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, (3 mo. SOFR + 7.55%), 4/20/35(1)(3)	1,000	984,300
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	956,998
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	975,139
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	1,990,412
RAD CLO 11, Ltd., Series 2021-11A, Class E, 6.491%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	1,979,574
Riserva CLO, Ltd., Series 2016-3A, Class ERR, 6.741%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	2,185,972
Total Asset-Backed Securities (identified cost $11,210,468)		$ 10,999,495

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Global Services, LLC(5)(6)(7)	24	$ 110,122
		$ 110,122
Automotive — 0.0%(4)
Dayco Products, LLC(6)(7)	15,250	$ 114,375
		$ 114,375
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(6)(7)	33,758	$ 430,414
		$ 430,414
Electronics/Electrical — 0.1%
Skillsoft Corp.(6)(7)	66,843	$ 403,732
		$ 403,732
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(6)(7)	58,449	$ 504,123
		$ 504,123
Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., Class A(6)(7)	2,056	$ 139,294
		$ 139,294
Oil and Gas — 0.1%
AFG Holdings, Inc.(5)(6)(7)	17,136	$ 104,701
McDermott International, Ltd.(6)(7)	103,251	67,010
QuarterNorth Energy, Inc.(6)(7)	5,908	790,195
RDV Resources, Inc., Class A(6)(7)	10,680	32,040
		$ 993,946
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	19,512	$ 67,511
Cumulus Media, Inc., Class A(6)(7)	24,069	239,487
iHeartMedia, Inc., Class A(6)(7)	8,298	157,081
		$ 464,079
Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC(5)(6)(7)	17,912	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	285	103,352
		$ 103,352
Telecommunications — 0.0%(4)
GEE Acquisition Holdings Corp.(5)(6)(7)	13,555	$ 271,507
		$ 271,507
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(6)(7)	36,023	$ 540,345
		$ 540,345
Total Common Stocks (identified cost $4,592,617)		$ 4,075,289

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	5,114	$ 658,418
Total Convertible Preferred Stocks (identified cost $268,481)		$ 658,418

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 6.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.0%(4)
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$ 250,965
		$ 250,965
Air Transport — 0.6%
Air Canada, 3.875%, 8/15/26(1)	$475	$ 448,872
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	1,275	1,286,354
5.75%, 4/20/29(1)	950	947,744
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	555,172
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	320,125
4.625%, 4/15/29(1)	325	309,473
		$ 3,867,740
Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$293	$ 301,881
6.75%, 5/15/25(1)	180	186,620
Tenneco, Inc., 5.125%, 4/15/29(1)	675	671,773
		$ 1,160,274
Building and Development — 0.0%(4)
SRS Distribution, Inc., 4.625%, 7/1/28(1)	$325	$ 311,098
		$ 311,098
Business Equipment and Services — 0.1%
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	$575	$ 589,588
		$ 589,588
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 233,075
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	975	887,445
		$ 1,120,520
Commercial Services — 0.2%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 672,360
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,000	1,004,135
		$ 1,676,495
Security	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.4%
Allied Universal Holdco, LLC:
4.625%, 6/1/28(1)	$1,300	$ 2,352,347
6.625%, 7/15/26(1)	575	582,590
		$ 2,934,937
Communications Equipment — 0.4%
CommScope, Inc.:
4.75%, 9/1/29(1)	$1,000	$ 922,380
6.00%, 3/1/26(1)	2,000	2,025,600
		$ 2,947,980
Cosmetics/Toiletries — 0.0%(4)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$ 92,455
		$ 92,455
Distribution & Wholesale — 0.0%(4)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 240,683
		$ 240,683
Diversified Financial Services — 0.0%(4)
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 350,481
		$ 350,481
Diversified Telecommunication Services — 0.6%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 89,770
5.125%, 7/15/29(1)	4,175	3,747,480
5.50%, 1/15/28(1)	400	371,492
		$ 4,208,742
Drugs — 0.3%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	$275	$ 263,685
5.50%, 11/1/25(1)	575	570,647
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	325	296,954
Jazz Securities DAC, 4.375%, 1/15/29(1)	650	630,562
		$ 1,761,848
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 472,594

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment (continued)
GFL Environmental, Inc.: (continued)
5.125%, 12/15/26(1)	$1,000	$ 1,009,840
		$ 1,482,434
Electronics/Electrical — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,277,697
LogMeIn, Inc., 5.50%, 9/1/27(1)	375	350,711
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	875	831,163
		$ 2,459,571
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	$650	$ 632,508
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	200	209,065
		$ 841,573
Food Products — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$750	$ 823,189
		$ 823,189
Health Care — 0.5%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	$1,725	$ 1,597,824
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	171,192
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,608,101
		$ 3,377,117
Internet Software & Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$ 420,336
		$ 420,336
Leisure Goods/Activities/Movies — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,281,697
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	225	225,846
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	616,422
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	207,752
		$ 3,331,717
Machinery — 0.2%
Clark Equipment Company, 5.875%, 6/1/25(1)	$100	$ 101,281
Madison IAQ, LLC, 4.125%, 6/30/28(1)	650	599,885
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	346,580
		$ 1,047,746
Security	Principal Amount (000's omitted)	Value
Media — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$ 340,148
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	619,580
5.125%, 2/15/25(1)	1,500	1,503,247
		$ 2,462,975
Oil and Gas — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	$150	$ 151,200
7.00%, 6/15/25(1)	1,025	1,032,544
		$ 1,183,744
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)(3)	$150	$ 151,875
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	450	418,590
4.375%, 10/15/28(1)	625	575,431
		$ 1,145,896
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 377,962
		$ 377,962
Radio and Television — 0.1%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	$200	$ 191,411
5.25%, 8/15/27(1)	150	148,578
6.375%, 5/1/26	47	48,293
8.375%, 5/1/27	85	88,049
		$ 476,331
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 550,380
		$ 550,380
Real Estate Management & Development — 0.0%(4)
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 313,998
		$ 313,998

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 598,198
		$ 598,198
Retailers (Except Food and Drug) — 0.0%(4)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 96,773
		$ 96,773
Software — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 389,351
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	183,026
9.25%, 4/15/25(1)	225	249,818
		$ 822,195
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 788,024
		$ 788,024
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 526,185
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,142,888
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	686,933
		$ 2,356,006
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 244,300
5.25%, 6/1/26(1)	346	348,183
		$ 592,483
Total Corporate Bonds (identified cost $49,118,089)		$ 47,062,454

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,416,960
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,416,960

Preferred Stocks — 0.0%(4)
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	839	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	971	$ 398,110
		$ 398,110
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	494	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,891)		$ 398,110

Senior Floating-Rate Loans — 85.8%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.9%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27	$489	$ 483,432
Dynasty Acquisition Co., Inc.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,105	2,075,612
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,132	1,116,200
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)	133	131,493
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)	169	135,738
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25	371	371,213
TransDigm, Inc.:
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 8/22/24	2,994	2,956,783
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 5/30/25	3,391	3,334,437
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	2,720	2,589,769
		$ 13,194,677

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.9%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$2,150	$ 2,181,483
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	2,525	2,630,734
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28	1,495	1,480,019
		$ 6,292,236
Auto Components — 1.9%
Adient US, LLC, Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/10/28	$571	$ 563,078
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	1,177	1,161,823
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)	503	450,911
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,451	2,425,060
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23	1,580	1,469,239
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23	738	727,115
DexKo Global, Inc.:
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	104	102,093
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	546	535,990
Garrett LX I S.a.r.l., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	423	414,417
LTI Holdings, Inc.:
Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,378	1,349,304
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26	146	144,879
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26	233	231,454
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26	141	139,922
Tenneco, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/1/25	811	804,317
TI Group Automotive Systems, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26	421	416,280
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	1,262	1,226,354
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	647	618,724
		$ 12,780,960
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,414	$ 1,391,640
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	771	761,313
		$ 2,152,953
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$593	$ 587,809
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	522	480,585
Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	1,318	1,288,323
		$ 2,356,717
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26	$183	$ 179,702
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	874	863,137
Grifols Worldwide Operations USA, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 11/15/27	2,835	2,786,463
		$ 3,829,302
Building Products — 2.0%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$2,241	$ 2,038,346
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	2,807	2,724,253
CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	917	893,493
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,772	2,755,146
Gardner Denver, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	1,126	1,109,891
Ingersoll-Rand Services Company, Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	956	941,705
LHS Borrower, LLC, Term Loan, 5.25%, (SOFR + 4.75%, Floor 0.50%), 2/16/29	1,275	1,263,844
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27	170	167,989
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	2,136	2,129,519
		$ 14,024,186

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 2.3%
Advisor Group, Inc., Term Loan, 4.957%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,007	$ 1,996,485
Aretec Group, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 10/1/25	1,794	1,781,268
Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24	705	700,566
Brookfield Property REIT, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 8/27/25	695	680,305
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28	1,789	1,771,662
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	192	191,520
FinCo I, LLC, Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 6/27/25	1,574	1,560,374
Focus Financial Partners, LLC:
Term Loan, 2.449%, (1 mo. USD LIBOR + 2.00%), 7/3/24	592	584,487
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28	720	711,427
HighTower Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/21/28	995	985,050
Hudson River Trading, LLC, Term Loan, 3.144%, (SOFR + 3.00%), 3/20/28	1,536	1,515,724
LPL Holdings, Inc., Term Loan, 1.981%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,469	1,452,401
Mariner Wealth Advisors, LLC:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	764	755,390
Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 8/18/28	109	107,982
Victory Capital Holdings, Inc.:
Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26	685	677,352
Term Loan, 12/29/28(11)	475	468,766
		$ 15,940,759
Chemicals — 3.4%
Apergy Corporation:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%), 5/9/25	$93	$ 92,269
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27	160	160,553
Aruba Investments, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27	421	416,027
Atotech B.V., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	918	909,456
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	$272	$ 270,747
CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27	1,386	1,358,280
Ferro Corporation:
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24	62	62,231
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24	61	60,907
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24	73	73,144
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	431	425,115
Groupe Solmax, Inc., Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 5/29/28	770	756,154
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	160	158,052
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	1,514	1,487,390
INEOS US Finance, LLC, Term Loan, 11/8/28(11)	500	491,875
Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29	375	370,781
Lonza Group AG:
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	868	850,265
Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/3/28	324	317,400
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27	1,238	1,231,359
Messer Industries GmbH, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26	835	826,988
Momentive Performance Materials, Inc., Term Loan, 3.70%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,796	2,766,812
Olympus Water U.S. Holding Corporation:
Term Loan, 4.746%, (3 mo. USD LIBOR + 3.75%), 11/9/28	748	730,624
Term Loan, 11/9/28(11)	350	343,000
Orion Engineered Carbons GmbH, Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28	299	291,597
PQ Corporation, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/9/28	1,241	1,227,909
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26	566	537,464
Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25	1,170	1,153,138
Trinseo Materials Operating S.C.A.:
Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,311	1,290,876

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Trinseo Materials Operating S.C.A.: (continued)
Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 5/3/28	$571	$ 561,949
Tronox Finance, LLC:
Term Loan, 3.164%, (USD LIBOR + 2.25%), 3/10/28(10)	867	854,298
Term Loan, 4/4/29(11)	225	224,156
W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,869	2,851,579
		$ 23,152,395
Commercial Services & Supplies — 3.1%
Allied Universal Holdco, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	$1,461	$ 1,441,827
Asplundh Tree Expert, LLC, Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 9/7/27	714	707,698
Clean Harbors, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 10/8/28	374	371,865
Covanta Holding Corporation:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 11/30/28	326	324,558
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 11/30/28	24	24,311
EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,332	1,307,850
Garda World Security Corporation, Term Loan, 4.71%, (1 mo. USD LIBOR + 4.25%), 10/30/26	1,727	1,714,409
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	2,245	2,239,813
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28	248	241,922
IRI Holdings, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 12/1/25	3,712	3,703,835
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	599	591,580
Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24	1,021	844,929
PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 12/15/28	524	519,573
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	643	622,823
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(10)	2,495	2,479,196
SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	1,915	1,903,205
Tempo Acquisition, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 8/31/28	643	640,258
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24	$148	$ 147,199
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	1,346	1,340,579
		$ 21,167,430
Communications Equipment — 0.4%
CommScope, Inc., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$2,108	$ 2,061,726
Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28	373	358,713
		$ 2,420,439
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 2/1/27	$2,116	$ 2,067,555
Term Loan, 6/11/28(11)	1,600	1,573,890
		$ 3,641,445
Containers & Packaging — 1.4%
Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(10)	$970	$ 962,607
Berry Global, Inc., Term Loan, 2.071%, (1 mo. USD LIBOR + 1.75%), 7/1/26	682	673,438
BWAY Holding Company, Term Loan, 3.481%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,342	1,326,144
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28	2,386	2,381,815
Pretium PKG Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	499	485,658
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25	1,376	1,349,641
Reynolds Group Holdings, Inc.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/5/26	889	866,848
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	771	752,232
Trident TPI Holdings, Inc.:
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(9)	74	73,568
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	523	517,392
		$ 9,389,343
Distributors — 0.5%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	$1,141	$ 1,128,534

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	$53	$ 42,074
White Cap Buyer, LLC, Term Loan, 4.25%, (SOFR + 3.75%, Floor 0.50%), 10/19/27	2,028	2,007,183
		$ 3,177,791
Diversified Consumer Services — 0.3%
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28	$549	$ 542,796
KUEHG Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	846	835,866
Sotheby's, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	325	325,358
		$ 1,704,020
Diversified Telecommunication Services — 2.8%
Altice France S.A., Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$484	$ 475,435
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	3,099	3,021,680
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	120	116,635
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	247	203,457
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	3,323	3,266,014
Numericable Group S.A., Term Loan, 3.049%, (3 mo. USD LIBOR + 2.75%), 7/31/25	2,298	2,248,265
UPC Broadband Holding B.V., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 4/30/28	625	612,031
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,050	2,033,087
Virgin Media Bristol, LLC:
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,225	3,188,216
Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	745,196
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	3,525	3,474,878
		$ 19,384,894
Electrical Equipment — 0.1%
II-VI Incorporated, Term Loan, 12/1/28(11)	$825	$ 816,063
		$ 816,063
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components — 1.3%
Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28	$1,772	$ 1,751,879
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28	800	783,000
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28	1,489	1,476,237
EXC Holdings III Corp., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24	335	334,287
Ingram Micro, Inc., Term Loan, 6/30/28(11)	1,000	992,250
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28	574	570,217
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	1,236	1,128,425
TTM Technologies, Inc., Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/28/24	428	426,425
Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,684	1,663,965
		$ 9,126,685
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 12.594%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(9)	$73	$ 36,296
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	575	287,273
Lealand Finance Company B.V., Term Loan, 4.457%, (1 mo. USD LIBOR +4.00%), 1.457% cash, 3.00% PIK, 6/30/25	244	118,527
		$ 442,096
Engineering & Construction — 1.5%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$323	$ 322,162
Amentum Government Services Holdings, LLC, Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29	700	696,208
American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27	346	343,033
APi Group DE, Inc.:
Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,033	1,022,035
Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/3/29	1,641	1,628,812
Artera Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/6/25	769	726,642
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	1,646	1,577,012

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28	$576	$ 568,052
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	923	919,935
Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28	498	491,281
Pike Corporation, Term Loan, 3.46%, (1 mo. USD LIBOR + 3.00%), 1/21/28	288	285,694
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	1,493	1,481,306
		$ 10,062,172
Entertainment — 2.1%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	$788	$ 787,040
AMC Entertainment Holdings, Inc., Term Loan, 3.352%, (1 mo. USD LIBOR + 3.00%), 4/22/26	995	888,467
City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28	1,022	1,008,379
Creative Artists Agency, LLC, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 11/27/26	746	744,434
Crown Finance US, Inc.:
Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 2/28/25	1,702	1,318,695
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26	1,075	815,494
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 2/28/25	318	339,298
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)	414	489,822
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	3,684	3,665,322
Playtika Holding Corp., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 3/13/28	1,852	1,829,811
Renaissance Holding Corp., Term Loan, 3/30/29(11)	175	174,198
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	2,154	2,134,419
		$ 14,195,379
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 1/2/26	$624	$ 616,720
		$ 616,720
Food Products — 1.2%
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28	$375	$ 367,031
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Del Monte Foods, Inc., Term Loan, 2/15/29(11)	$400	$ 395,250
Froneri International, Ltd., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 1/29/27	1,498	1,474,714
H Food Holdings, LLC:
Term Loan, 4.145%, (1 mo. USD LIBOR + 3.688%), 5/23/25	553	534,314
Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 5/23/25	363	351,815
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26	4,115	4,084,518
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	424	418,638
Shearer's Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	246	239,717
Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24	181	180,347
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	373	369,957
		$ 8,416,301
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	$524	$ 515,832
CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27	359	353,677
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	372	366,850
ICU Medical, Inc., Term Loan, 3.00%, (SOFR+ 2.50%, Floor 0.50%), 1/8/29	500	499,062
Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28	1,691	1,613,848
Medline Borrower, L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/23/28	1,625	1,609,761
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,101	1,098,576
		$ 6,057,606
Health Care Providers & Services — 5.1%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$798	$ 797,003
BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25	746	565,436
Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27	1,042	1,029,273
CCRR Parent, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 3/6/28	867	870,686
CHG Healthcare Services, Inc., Term Loan, 5.00%, (USD LIBOR + 3.50%), 9/29/28(10)	871	864,458

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Covis Finco S.a.r.l., Term Loan, 7.25%, (SOFR + 6.50%, Floor 0.75%), 2/18/27	$900	$ 828,000
Electron BidCo, Inc., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 11/1/28	1,250	1,238,438
Ensemble RCM, LLC, Term Loan, 4.049%, (3 mo. USD LIBOR + 3.75%), 8/3/26	2,525	2,519,129
Envision Healthcare Corporation, Term Loan, 4.195%, (1 mo. USD LIBOR + 3.75%), 10/10/25	3,524	2,371,131
Hanger, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 3/6/25	1,201	1,193,576
LSCS Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/16/28	1,122	1,111,434
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	225	222,844
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(9)	188	186,766
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28	987	980,523
Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28	1,544	1,526,676
National Mentor Holdings, Inc.:
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 3/2/28	1,392	1,351,773
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28	39	37,519
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28	349	346,652
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28	347	343,829
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 6.707%, (1 mo. USD LIBOR + 6.25%), 2/13/26	150	149,500
Pediatric Associates Holding Company, LLC:
Term Loan, 0.00%, 12/29/28(9)	69	68,216
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/29/28	456	450,222
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	745	741,658
Phoenix Guarantor, Inc.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 3/5/26	946	935,888
Term Loan, 3.947%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,858	1,838,291
Radiology Partners, Inc., Term Loan, 4.706%, (1 mo. USD LIBOR + 4.25%), 7/9/25	1,100	1,087,625
Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	2,729	2,697,389
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	1,469	1,455,569
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Signify Health, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/22/28	$969	$ 955,901
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	1,496	1,486,454
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	1,902	1,816,701
TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/31/28	403	402,323
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	1,119	1,113,429
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	1,050	1,045,297
		$ 34,629,609
Health Care Technology — 2.2%
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25	$1,721	$ 1,710,409
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	516	513,398
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	173	172,750
GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24	1,484	1,478,845
Imprivata, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	2,182	2,170,813
Term Loan, 12/1/27(11)	225	224,367
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	900	890,437
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29	575	567,723
Navicure, Inc., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 10/22/26	2,774	2,770,978
PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	371	368,466
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	1,192	1,180,121
Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27	1,289	1,272,575
Verscend Holding Corp., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,702	1,700,060
		$ 15,020,942
Hotels, Restaurants & Leisure — 2.4%
Carnival Corporation:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	$272	$ 265,832

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corporation: (continued)
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	$2,170	$ 2,124,364
ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,755	1,671,477
Fertitta Entertainment, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 1/27/29	2,059	2,050,619
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	647	643,820
IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	2,274	2,252,674
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	1,523	1,492,100
Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26	399	397,404
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	697	690,188
Stars Group Holdings B.V. (The), Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26	1,692	1,678,814
Travel Leaders Group, LLC, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1/25/24	2,710	2,558,264
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28	898	893,541
		$ 16,719,097
Household Durables — 0.8%
DEI Sales, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 4/28/28	$750	$ 749,062
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	1,075	1,111,767
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	875	878,179
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,891	2,735,436
		$ 5,474,444
Household Products — 0.5%
Diamond (BC) B.V., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 9/29/28	$1,995	$ 1,958,216
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	649	637,232
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	741	681,066
Borrower/Description	Principal Amount (000's omitted)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.: (continued)
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26	$349	$ 347,525
		$ 3,624,039
Independent Power and Renewable Electricity Producers — 0.0%(4)
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	$142	$ 143,695
		$ 143,695
Industrial Conglomerates — 0.2%
SPX Flow, Inc., Term Loan, 3/16/29(11)	$1,275	$ 1,243,324
		$ 1,243,324
Insurance — 2.0%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$463	$ 458,220
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/9/25	365	361,117
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/27	1,496	1,488,626
AssuredPartners, Inc.:
Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,142	1,129,611
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/12/27	999	990,414
Hub International Limited:
Term Loan, 3.267%, (1 mo. USD LIBOR + 3.00%), 4/25/25	2,153	2,131,833
Term Loan, 4/25/25(11)	2,000	1,989,750
NFP Corp., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,848	1,817,103
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	640	637,049
USI, Inc.:
Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,008	1,998,417
Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,002	996,114
		$ 13,998,254
Interactive Media & Services — 0.7%
Buzz Merger Sub, Ltd., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27	$33	$ 33,299
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,320	1,303,789

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Interactive Media & Services (continued)
Camelot U.S. Acquisition 1 Co.: (continued)
Term Loan, 10/30/26(11)	$500	$ 496,125
Foundational Education Group, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	1,421	1,421,438
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26	1,294	1,289,397
Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	514,828
		$ 5,058,876
Internet & Direct Marketing Retail — 0.5%
Adevinta ASA, Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$1,670	$ 1,648,228
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	1,514	1,507,482
		$ 3,155,710
IT Services — 3.6%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$1,075	$ 1,069,643
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,963	2,902,456
Term Loan - Second Lien, 5.707%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	913,337
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	1,497	1,485,685
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	2,432	2,360,196
EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28	350	348,177
Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27	5,105	5,085,979
Go Daddy Operating Company, LLC:
Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 2/15/24	991	986,265
Term Loan, 2.449%, (1 mo. USD LIBOR + 2.00%), 8/10/27	712	706,327
Indy US Bidco, LLC, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/5/28	446	442,727
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,175	3,143,250
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	926	849,320
NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28	1,421	1,404,025
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	891	874,851
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	$1,095	$ 1,083,829
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	720	701,640
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	212	192,876
WEX, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/31/28	297	293,906
		$ 24,844,489
Leisure Products — 0.1%
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28	$274	$ 272,641
Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/30/28	521	515,526
SRAM, LLC, Term Loan, 3.251%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(10)	177	175,500
		$ 963,667
Life Sciences Tools & Services — 1.5%
Avantor Funding, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	$162	$ 161,543
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27	1,437	1,427,852
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	173	171,624
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	731	731,719
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	148	147,131
ICON Luxembourg S.a.r.l.:
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	3,010	2,996,923
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	750	746,685
IQVIA, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 1/17/25	811	805,097
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/21/27	246	240,130
Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27	224	222,937
Parexel International Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/15/28	1,000	993,672
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	1,875	1,857,422
		$ 10,502,735

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 3.5%
AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(11)	$1,250	$ 1,240,104
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26	1,272	1,257,505
Ali Group S.R.L., Term Loan, 10/13/28(11)	1,275	1,253,484
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	1,172	1,160,910
American Trailer World Corp., Term Loan, 4.50%, (SOFR + 3.75%, Floor 0.75%), 3/3/28	1,093	1,056,134
Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29	749	731,930
Clark Equipment Company, Term Loan, 2.841%, (3 mo. USD LIBOR + 1.835%), 5/18/24	769	767,073
Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28	1,070	1,054,383
CPM Holdings, Inc., Term Loan, 3.731%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,439	1,419,119
Delachaux Group S.A., Term Loan, 4.799%, (3 mo. USD LIBOR + 4.50%), 4/16/26	354	346,180
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/22/28(9)	249	245,775
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28	1,201	1,187,913
Engineered Machinery Holdings, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28	1,865	1,843,526
Filtration Group Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28	597	592,149
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	1,392	1,376,560
Granite Holdings US Acquisition Co., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 9/30/26	866	859,641
Illuminate Buyer, LLC, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 6/30/27	1,245	1,204,381
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	3,481	3,436,624
Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24	132	131,249
Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25	2,160	2,118,414
Vertical US Newco, Inc., Term Loan, 4.011%, (USD LIBOR + 3.50%), 7/30/27(10)	297	294,858
Zurn Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 10/4/28	274	273,112
		$ 23,851,024
Borrower/Description	Principal Amount (000's omitted)	Value
Media — 3.3%
Charter Communications Operating, LLC, Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$2,047	$ 2,032,671
CMG Media Corporation, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,196	1,179,272
CSC Holdings, LLC:
Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/17/25	4,452	4,390,852
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/15/27	919	905,342
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	261	258,965
Diamond Sports Group, LLC:
Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	355	361,555
Term Loan - Second Lien, 3.545%, (SOFR + 3.25%), 8/24/26	1,235	431,011
Gray Television, Inc., Term Loan, 3.231%, (1 mo. USD LIBOR + 3.00%), 12/1/28	798	795,091
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	450	448,204
iHeartCommunications, Inc.:
Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	436,392
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	223	222,005
Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(10)	944	937,038
Mission Broadcasting, Inc., Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 6/2/28	274	271,851
MJH Healthcare Holdings, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 1/28/29	250	246,875
Nexstar Broadcasting, Inc.:
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 1/17/24	584	582,824
Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,039	3,031,194
Recorded Books, Inc., Term Loan, 4.387%, (1 mo. USD LIBOR + 4.00%), 8/29/25	1,188	1,182,244
Sinclair Television Group, Inc.:
Term Loan, 2.96%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,467	1,426,434
Term Loan, 3.46%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,803	1,760,746
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	1,148	1,145,443
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	529	527,652
		$ 22,573,661

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Metals/Mining — 0.5%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$196	$ 202,978
Dynacast International, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	861	857,568
PMHC II, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	984	981,130
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	421	417,907
Zekelman Industries, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,206	1,188,297
		$ 3,647,880
Oil, Gas & Consumable Fuels — 1.3%
Centurion Pipeline Company, LLC, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 9/28/25	$148	$ 146,273
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	195	193,111
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,768	2,766,765
Delek US Holdings, Inc.:
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/31/25	954	930,827
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	417	414,418
Freeport LNG Investments, LLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28	1,075	1,068,416
GIP II Blue Holding, L.P., Term Loan, 5.506%, (3 mo. USD LIBOR + 4.50%), 9/29/28	1,000	998,438
ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28	299	295,422
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	673	668,578
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25	231	230,094
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	215	215,716
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	69	68,625
UGI Energy Services, LLC, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 8/13/26	754	753,216
		$ 8,749,899
Paper & Forest Products — 0.0%(4)
Clearwater Paper Corporation, Term Loan, 3.625%, (3 mo. USD LIBOR + 3.00%), 7/26/26	$25	$ 24,906
Borrower/Description	Principal Amount (000's omitted)	Value
Paper & Forest Products (continued)
Neenah, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	$248	$ 247,040
		$ 271,946
Personal Products — 0.4%
HLF Financing S.a.r.l., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 8/18/25	$1,450	$ 1,423,952
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26	1,312	1,304,782
		$ 2,728,734
Pharmaceuticals — 2.4%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$501	$ 503,077
Amneal Pharmaceuticals, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%), 5/4/25	2,071	2,043,376
Bausch Health Companies, Inc.:
Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 6/2/25	4,122	4,095,260
Term Loan, 1/27/27(11)	1,000	992,054
Horizon Therapeutics USA, Inc.:
Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28	1,287	1,276,382
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	662,530
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	2,112	2,107,004
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	4,077	3,739,332
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	385	353,210
Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28	565	561,529
		$ 16,333,754
Professional Services — 2.1%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$941	$ 928,254
APFS Staffing Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/29/28	250	249,219
Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28	894	880,453
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	3,582	3,533,643
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	1,474	1,469,513

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 8/16/28	$898	$ 890,269
Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28	1,144	1,134,810
First Advantage Holdings, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/31/27	935	929,768
Rockwood Service Corporation, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1/23/27	914	914,224
Trans Union, LLC:
Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,091	1,073,596
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28	1,476	1,466,245
Vaco Holdings, LLC, Term Loan, 5.75%, (SOFR + 5.00%, Floor 0.75%), 1/21/29	749	744,535
		$ 14,214,529
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$519	$ 513,347
RE/MAX International, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28	1,166	1,145,779
		$ 1,659,126
Road & Rail — 1.4%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	$2,134	$ 2,091,429
Hertz Corporation (The):
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	772	768,231
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	147	145,876
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	1,457	1,439,812
PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	1,589	1,573,919
Uber Technologies, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 4/4/25	3,362	3,354,982
		$ 9,374,249
Semiconductors & Semiconductor Equipment — 0.6%
Allegro Microsystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$27	$ 26,788
Altar Bidco, Inc., Term Loan, 3.85%, (SOFR + 3.35%, Floor 0.50%), 2/1/29	2,050	2,026,937
Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24	1,096	664,654
Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25	$347	$ 344,460
Synaptics Incorporated, Term Loan, 2.75%, (6 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28	323	322,567
Ultra Clean Holdings, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 8/27/25	842	839,932
		$ 4,225,338
Software — 15.7%
Applied Systems, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24	$3,850	$ 3,829,991
AppLovin Corporation:
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28	1,222	1,214,969
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 8/15/25	3,734	3,718,567
Aptean, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 4/23/26	3,165	3,126,417
AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28	521	519,326
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	1,471	1,440,047
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29	1,375	1,354,375
Avaya, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.00%), 12/15/27	125	123,625
Banff Merger Sub, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	4,050	4,030,447
Barracuda Networks, Inc., Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25	1,995	1,989,451
CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25	495	468,656
Ceridian HCM Holding, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 4/30/25	2,051	2,032,682
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	2,650	2,626,812
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29	600	592,500
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	1,143	1,131,769
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	1,075	1,065,594
Cvent, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 11/29/24	258	256,306
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	868	855,876

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	$1,068	$ 1,056,889
ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27	2,860	2,831,282
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	5,211	5,176,776
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	4,095	4,047,332
Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27	393	392,017
GoTo Group, Inc., Term Loan, 5.218%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,105	2,073,386
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	495	494,846
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	4,479	4,462,539
IGT Holding IV AB, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	1,089	1,080,833
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	369	365,342
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	446	438,957
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	1,567	1,547,816
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	1,226	1,217,295
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	2,718	2,698,649
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	1,475	1,463,937
Marcel LUX IV S.a.r.l.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,152	2,138,518
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	61	61,179
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28	300	298,313
Maverick Bidco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28	623	623,567
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29	2,575	2,558,262
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	525	520,625
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24	323	320,794
N-Able International Holdings II, LLC, Term Loan, 3.508%, (3 mo. USD LIBOR + 3.00%), 7/19/28	299	294,396
NortonLifeLock, Inc., Term Loan, 1/28/29(11)	775	766,766
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Panther Commercial Holdings, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	$1,613	$ 1,606,174
Polaris Newco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	2,564	2,549,056
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	3,342	3,308,991
Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29	2,500	2,466,072
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,289	2,266,187
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	2,090	2,058,157
Sabre GLBL, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27	335	332,004
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27	210	208,276
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,269	1,255,325
SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	674	668,635
SolarWinds Holdings, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,861	3,813,685
Sophia, L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27	3,982	3,947,034
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(9)	162	161,986
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	936	935,669
SS&C Technologies, Inc.:
Term Loan, 3/22/29(11)	276	274,073
Term Loan, 3/22/29(11)	374	371,052
SurveyMonkey, Inc., Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 10/10/25	780	776,515
Tibco Software, Inc., Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,925	1,916,073
Turing Midco, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 3/23/28	355	351,034
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	3,437	3,413,557
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	1,316	1,313,508
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	446	443,922
Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,276	1,200,198

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28	$996	$ 985,665
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,288	3,267,400
		$107,197,974
Specialty Retail — 2.2%
David's Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	$284	$ 265,923
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	239	235,461
Great Outdoors Group, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	3,637	3,628,623
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	3,350	3,286,735
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	4,190	4,146,244
LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26	412	404,184
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28	995	976,344
PetSmart, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	2,363	2,356,036
		$ 15,299,550
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(13)	$1,375	$ 278,500
Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28	898	894,384
		$ 1,172,884
Trading Companies & Distributors — 1.8%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,493	$ 1,474,721
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	1,111	1,102,606
Beacon Roofing Supply, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 5/19/28	670	661,005
Core & Main L.P., Term Loan, 2.947%, (1 mo. USD LIBOR + 2.50%), 7/27/28	1,020	1,009,835
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	370	368,153
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	$1,867	$ 1,866,947
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	394	387,473
Hillman Group, Inc. (The):
Term Loan, 3.197%, (1 mo. USD LIBOR + 2.75%), 7/14/28	193	189,634
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(9)	46	45,631
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	397	388,966
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	3,048	3,030,846
SRS Distribution, Inc.:
Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 6/2/28(10)	721	711,636
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28	325	320,430
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	447	436,892
		$ 11,994,775
Transportation Infrastructure — 0.0%(4)
KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28	$150	$ 148,051
		$ 148,051
Utilities — 0.4%
CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28	$2,812	$ 2,800,043
		$ 2,800,043
Wireless Telecommunication Services — 0.3%
CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	$399	$ 394,836
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,382	1,319,523
		$ 1,714,359
Total Senior Floating-Rate Loans (identified cost $597,150,498)		$587,679,226

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	118,649	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	3,427	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 8.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(14)	58,006,478	$ 58,000,677
Total Short-Term Investments (identified cost $57,996,158)		$ 58,000,677
Total Investments — 104.0% (identified cost $724,000,522)		$712,290,629
Less Unfunded Loan Commitments — (0.1)%		$ (877,896)
Net Investments — 103.9% (identified cost $723,122,626)		$711,412,733
Other Assets, Less Liabilities — (3.9)%		$(26,646,711)
Net Assets — 100.0%		$684,766,022
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $57,925,607 or 8.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	When-issued. For a variable rate security, interest rate will be determined after March 31, 2022.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2022 the total value of unfunded loan commitments is $867,298.
(10)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
VT Floating Rate Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $58,000,677, which represents 8.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$47,730,235	$84,966,099	$(74,697,936)	$(3,790)	$6,069	$58,000,677	$17,414	58,006,478
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 10,999,495	$ —	$ 10,999,495
Common Stocks	867,811	2,617,796	589,682	4,075,289
Convertible Preferred Stocks	—	658,418	—	658,418
Corporate Bonds	—	47,062,454	—	47,062,454
Exchange-Traded Funds	3,416,960	—	—	3,416,960
Preferred Stocks	—	398,110	0	398,110
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	586,623,518	177,812	586,801,330
Warrants	—	0	0	0
Short-Term Investments	—	58,000,677	—	58,000,677
Total Investments	$4,284,771	$706,360,468	$767,494	$711,412,733
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.